DIRECT COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Cost of sales	$ 41,463	$ 37,506
Compensation	6,035	3,954
Selling, general and administrative expenses	2,612	1,765
Property taxes, sales taxes and other	2,618	2,294
Total	$ 52,728	$ 45,519